Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
U.S. federal corporate tax rate	21.00%	21.00%	21.00%
Income before income taxes	$ 279,457
Net operating loss carryforwards	63,358
Deferred tax assets valuation allowance	61,315
Decrease in Unrecognized Tax Benefits is Reasonably Possible	10,560
unrecognized tax benefits may decrease	$ 77
Uncertain Tax Positions Description	The Company had accrued interest and penalties relating to uncertain tax positions of $620 and $4,696 for UOL and magicJack, respectively, for the year ended December 31, 2020 all of which was included in income taxes payable. The Company recorded a benefit of $166 for UOL related to interest and penalties for uncertain tax positions primarily due to the lapse in statute of limitations.
Foreign Tax Authority [Member]
Income Taxes (Details) [Line Items]
Income before income taxes	$ 264,654
Expiration date	Dec. 31, 2025
Foreign Tax Authority [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Expiration date	Dec. 31, 2031
Foreign Tax Authority [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Expiration date	Dec. 31, 2038
Federal Tax Authority [Member]
Income Taxes (Details) [Line Items]
Income before income taxes	$ 14,803
Net operating loss carryforwards	$ 47,064